FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Schedule of company's remaining contractual maturities for its financial liabilities

	As of December 31, 2021
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	6,290	—	6,290	6,290
Amounts owed to related parties	36,348	—	36,348	36,348
Lease liabilities	14,883	34,565	49,448	49,448
Total	57,521	34,565	92,086	92,086

	As of December 31, 2020
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 5 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	6,750	—	6,750	6,750
Amounts owed to related parties	36,348	—	36,348	36,348
Lease liabilities	15,478	—	49,469	64,947
Total	58,576	49,469	108,045	108,045

(c)	Interest rate risk

Schedule of loss before taxation

	As of December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Loss before taxation	895	421	414